Prospectus supplement dated June 26, 2018
to the following prospectus(es):
Newport PCVUL dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund as an investment option under the policy. Effective July 2, 2018, the name of the investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
Deutsche Investments VIT Funds - Deutsche Small Cap Index VIP: Class A	Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A
GWP-0683
1